DEFERRED TAX ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2023
Deferred Tax Assets And Liabilities
DEFERRED TAX ASSETS AND LIABILITIES

23.	DEFERRED TAX ASSETS AND LIABILITIES

(a)	Deferred tax balance

Net deferred tax assets and liabilities recognized in the consolidated statements of financial position are as follows:

	As of
	December 31,
	2022	2023	2023
	CNY	CNY	US$

Deferred tax assets	488	—	—
Offset amount	(488)	—	—
Deferred tax assets after offsetting	—	—	—

Deferred tax liabilities before offsetting	5,764	—	—
Offset amount	(488)	—	—

Deferred tax liabilities after offsetting	5,276	—	—

(b)	Gross movement on the deferred tax account

The gross movement on the deferred income tax accounts is as follows:

	2022	2023	2023
	CNY	CNY	US$

As of January 1	2,478	5,276	744
Charged/(credited) to the consolidated statements of profit or loss during the year	2,798	(10)	(1)
Disposal of PSTT	—	(5,266)	(743)

As of December 31	5,276	—	—

(c)	Deferred tax assets

The components of deferred tax assets and their movements during the years indicated, without taking into consideration the offsetting of balances within the same tax jurisdictions, are as follows:

	Provision for loss allowance	Significant financing component of the contract with customers	Lease liabilities	Losses available for offsetting against future taxable profits	Total
	CNY	CNY	CNY		CNY

As of January 1, 2022	2,143	540	454	154	3,291
Charged to the consolidated statements of profit or loss during the year	(2,136)	(478)	(35)	(154)	(2,803)
As of December 31, 2022	7	62	419	—	488
As of January 1, 2023	7	62	419	—	488
Charged to the consolidated statements of profit or loss during the year	—	(22)	(57)	—	(79)
Disposal of PSTT	(7)	(40)	(362)	—	(409)
As of December 31, 2023	—	—	—	—	—
As of December 31, 2023 US$	—	—	—	—	—

(d)	Deferred tax liabilities

The components of deferred tax liabilities and their movements during the years indicated, without taking into consideration the offsetting of balances within the same tax jurisdictions, are as follows:

	Temporary difference on assets recognized under IFRIC 12	Right-of-use assets	Total
	CNY	CNY	CNY

As of January 1, 2022	5,270	499	5,769
Credited to the consolidated statements of profit or loss during the year	—	(5)	(5)
As of December 31, 2022	5,270	494	5,764
As of January 1, 2023	5,270	494	5,764
Credited to the consolidated statements of profit or loss during the year	—	(89)	(89)
Disposal of PSTT	(5,270)	(405)	(5,675)
As of December 31, 2023	—	—	—
As of December 31, 2023 US$	—	—	—

(e)	Deferred tax not recognized

As of December 31, 2022 and 2023, the total amounts of deductible temporary differences and unused tax losses for which no deferred tax assets were recognized with respect to certain deductible temporary differences and accumulated tax losses of the Company’s subsidiaries established in Mainland China and Hong Kong that can be carried forward against future taxable income are as follows

	December 31,
	2022	2023	2023
	CNY	CNY	US$

Deductible temporary differences with no deferred tax assets recognized	21,929	1,200	170
Tax losses with no deferred tax assets recognized	16,073	6,077	859

Total	38,002	7,277	1,029

(f)	Expiration dates of the tax losses

The tax losses in Mainland China can be carried forward for five years to offset future taxable profit. The expiration dates of the unused tax losses of the subsidiaries established in Mainland China for which no deferred tax assets were recognized are summarized as follows:

	December 31,
	2022	2023	2023
	CNY	CNY	US$

Year of expiration
2022	—	—	—
2023	2,318	—	—
2024	1,835	1,745	247
2025	2,476	1,462	207
2026	7,040	1,411	199
2027	2,302	499	70
2028	—	828	117

Total	15,971	5,945	840